FOREIGN CURRENCY TRANSLATION (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Foreign Currency Translation [Abstract]
Summary of foreign currency translation
The company’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income (loss) is comprised of the following:

(MILLIONS)	Notes	2021	2020	2019
Foreign currency translation on:
Property, plant and equipment, at fair value	11	$(1,527)	$(624)	$(174)
Goodwill	16	(121)	(20)	(10)
Borrowings	13	479	(87)	25
Deferred income tax liabilities and assets	10	329	60	19
Other assets and liabilities		11	(19)	2
		$(829)	$(690)	$(138)